PGIM Jennison Utility Fund
Schedule of Investments as of February 29, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 98.6%
Common Stocks
Electric Utilities 45.4%
Alliant Energy Corp.	1,615,257	$84,187,195
American Electric Power Co., Inc.	1,780,037	158,886,103
Duke Energy Corp.	572,005	52,452,858
Edison International	1,500,016	100,786,075
Emera, Inc. (Canada)	1,219,065	51,369,206
Enel SpA (Italy)	13,504,443	113,542,435
Entergy Corp.	1,197,070	139,949,454
Eversource Energy	421,849	36,473,065
Exelon Corp.	1,541,239	66,442,813
FirstEnergy Corp.	3,096,067	137,867,864
Iberdrola SA (Spain)	4,356,158	49,757,820
Neoenergia SA (Brazil)	10,379,164	54,635,730
NextEra Energy, Inc.	1,031,719	260,777,294
Orsted A/S (Denmark), 144A	942,178	96,939,472
PPL Corp.	953,686	28,620,117
SSE PLC (United Kingdom)	2,294,008	44,944,712
Xcel Energy, Inc.	831,450	51,815,964
		1,529,448,177
Gas Utilities 1.5%
Atmos Energy Corp.	475,785	49,124,801
Independent Power Producers & Energy Traders 1.4%
AES Corp.	2,844,484	47,588,217
Integrated Telecommunication Services 3.2%
Cellnex Telecom SA (Spain), 144A(a)	2,245,203	109,651,141
Multi-Utilities 27.4%
Ameren Corp.	1,948,659	153,944,061
CMS Energy Corp.	2,431,947	146,938,238
Dominion Energy, Inc.	1,737,234	135,816,954
DTE Energy Co.	968,034	108,100,357
NiSource, Inc.	2,560,069	69,173,064
Public Service Enterprise Group, Inc.	643,788	33,032,762
RWE AG (Germany)	4,674,225	161,413,908
Sempra Energy	812,802	113,613,464
		922,032,808
Oil & Gas Storage & Transportation 7.2%
Cheniere Energy, Inc.*	951,626	48,808,898

PGIM Jennison Utility Fund
Schedule of Investments as of February 29, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil & Gas Storage & Transportation (cont’d.)
Enbridge, Inc. (Canada)	909,073	$33,836,682
ONEOK, Inc.	982,757	65,569,547
Pembina Pipeline Corp. (Canada)	1,157,247	41,799,762
Targa Resources Corp.	521,885	16,909,074
TC Energy Corp. (Canada)	334,760	17,448,173
Williams Cos., Inc. (The)	943,303	17,969,922
		242,342,058
Renewable Electricity 3.0%
NextEra Energy Partners LP	1,744,077	100,580,921
Specialized REITs 5.3%
American Tower Corp.	216,278	49,051,850
Equinix, Inc.	107,489	61,569,699
SBA Communications Corp.	261,861	69,416,733
		180,038,282
Water Utilities 4.2%
American Water Works Co., Inc.	523,236	64,703,364
Essential Utilities, Inc.(a)	1,800,145	77,424,236
		142,127,600

Total Long-Term Investments (cost $2,129,987,383)		3,322,934,005

Short-Term Investments 1.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	34,173,499	34,173,499
PGIM Institutional Money Market Fund (cost $7,307,063; includes $7,298,664 of cash collateral for securities on loan)(b)(w)	7,307,014	7,307,013

Total Short-Term Investments (cost $41,480,562)		41,480,512

TOTAL INVESTMENTS 99.8% (cost $2,171,467,945)		3,364,414,517
Other assets in excess of liabilities 0.2%		5,963,464

Net Assets 100.0%		$3,370,377,981

PGIM Jennison Utility Fund
Schedule of Investments as of February 29, 2020 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,648,858; cash collateral of $7,298,664 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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